UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:     Realm Partners LLC
Address:  640 Fifth Avenue, 12th Floor,
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        November 13, 2012
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:    67

Form 13F Information Table Value Total:   $194,949 (Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                 AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                 ---------------------------                     ------------------
                                                        VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS           CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


ANADARKO PETE CORP           COM         032511107    558     7979   SH                      SOLE                7979       0     0
ANADARKO PETE CORP           COM         032511107    841    12021   SH                      DEFINED     1          0   12021     0
ANADARKO PETE CORP           COM         032511107   3258    46600   SH         CALL         SOLE               46600       0     0
ANADARKO PETE CORP           COM         032511107   3734    53400   SH         CALL         DEFINED     1          0   53400     0
ANADARKO PETE CORP           COM         032511107   3251    46500   SH         CALL         SOLE               46500       0     0
ANADARKO PETE CORP           COM         032511107   3741    53500   SH         CALL         DEFINED     1          0   53500     0
AUTHENTEC INC                COM         052660107   4117   514011   SH                      SOLE              514011       0     0
AUTHENTEC INC                COM         052660107   5673   708265   SH                      DEFINED     1          0  708265     0
AVON PRODS INC               COM         054303102   3169   198700   SH         PUT          SOLE              198700       0     0
AVON PRODS INC               COM         054303102   4806   301300   SH         PUT          DEFINED     1          0  301300     0
AVON PRODS INC               COM         054303102   1011    63400   SH         PUT          SOLE               63400       0     0
AVON PRODS INC               COM         054303102   1541    96600   SH         PUT          DEFINED     1          0   96600     0
BANNER CORP                  COM NEW     06652V208    313    11561   SH                      SOLE               11561       0     0
BANNER CORP                  COM NEW     06652V208    364    13439   SH                      DEFINED     1          0   13439     0
BURGER KING WORLDWIDE INC    COM         121220107   4298   308318   SH                      SOLE              308318       0     0
BURGER KING WORLDWIDE INC    COM         121220107   4923   353166   SH                      DEFINED     1          0  353166     0
CAPITALSOURCE INC            COM         14055X102   3952   521347   SH                      SOLE              521347       0     0
CAPITALSOURCE INC            COM         14055X102   4765   628653   SH                      DEFINED     1          0  628653     0
CHESAPEAKE ENERGY CORP       COM         165167107   1762    93400   SH         PUT          SOLE               93400       0     0
CHESAPEAKE ENERGY CORP       COM         165167107   2000   106000   SH         PUT          DEFINED     1          0  106000     0
CHESAPEAKE ENERGY CORP       COM         165167107   1251    66300   SH         PUT          SOLE               66300       0     0
CHESAPEAKE ENERGY CORP       COM         165167107   1421    75300   SH         PUT          DEFINED     1          0   75300     0
CHESAPEAKE ENERGY CORP       COM         165167107   1753    92900   SH         PUT          SOLE               92900       0     0
CHESAPEAKE ENERGY CORP       COM         165167107   2021   107100   SH         PUT          DEFINED     1          0  107100     0
CITIZENS REPUBLIC BANCORP IN COM NEW     174420307    866    44749   SH                      SOLE               44749       0     0
CITIZENS REPUBLIC BANCORP IN COM NEW     174420307    951    49146   SH                      DEFINED     1          0   49146     0
DONNELLEY R R & SONS CO      COM         257867101    216    20400   SH         PUT          SOLE               20400       0     0
DONNELLEY R R & SONS CO      COM         257867101    340    32100   SH         PUT          DEFINED     1          0   32100     0
DONNELLEY R R & SONS CO      COM         257867101   3907   368600   SH         PUT          SOLE              368600       0     0
DONNELLEY R R & SONS CO      COM         257867101   4223   398400   SH         PUT          DEFINED     1          0  398400     0
GENERAL MTRS CO              COM         37045V100   4454   195784   SH                      SOLE              195784       0     0
GENERAL MTRS CO              COM         37045V100   3276   144000   SH         CALL         SOLE              144000       0     0
GENERAL MTRS CO              COM         37045V100   9983   438800   SH         CALL         SOLE              438800       0     0
GENERAL MTRS CO              WT          37045V100   2548   112004   SH                      SOLE              112004       0     0
GENERAL MTRS CO              WT          37045V100   2548   112004   SH                      SOLE              112004       0     0
GOODYEAR TIRE & RUBR CO      COM         382550101   5213   427658   SH                      SOLE              427658       0     0
GOODYEAR TIRE & RUBR CO      COM         382550101   6165   505742   SH                      DEFINED     1          0  505742     0
HANMI FINL CORP              COM NEW     410495204    277    21638   SH                      SOLE               21638       0     0
HANMI FINL CORP              COM NEW     410495204    417    32573   SH                      DEFINED     1          0   32573     0
INTERPUBLIC GROUP COS INC    COM         460690100    935    84100   SH         CALL         SOLE               84100       0     0
INTERPUBLIC GROUP COS INC    COM         460690100   1289   115900   SH         CALL         DEFINED     1          0  115900     0
KINDER MORGAN INC DEL        WT          49456B119   2383   682950   SH                      SOLE              682950       0     0
KINDER MORGAN INC DEL        WT          49456B119   2749   817050   SH                      DEFINED     1          0  817050     0
PRECIDIAN ETFS TR            MAXIS NIKKE 74016W106    229    16770   SH                      SOLE               16770       0     0
PRECIDIAN ETFS TR            MAXIS NIKKE 74016W106    336    24688   SH                      DEFINED     1          0   24688     0
NEXEN INC                    COM         65334H102   5372   212089   SH                      SOLE              212089       0     0
NEXEN INC                    COM         65334H102   7290   287911   SH                      DEFINED     1          0  287911     0
NXSTAGE MEDICAL INC          COM         67072V103   3033   229574   SH                      SOLE              229574       0     0
NXSTAGE MEDICAL INC          COM         67072V103   4769   361026   SH                      DEFINED     1          0  361026     0
SANOFI                       RT 12/31/20 80105N113   6044  3597436   SH                      SOLE             3597436       0     0
SANOFI                       RT 12/31/20 80105N113   2839  1689633   SH                      DEFINED     1          0 1689633     0
SCRIPPS NETWORKS INTERACT IN CL A COM    811065101   1206    19700   SH                      SOLE               19700      0      0
SCRIPPS NETWORKS INTERACT IN CL A COM    811065101   1855    30300   SH                      DEFINED     1          0   30300     0
SHAW GROUP INC               COM         820280105   1839    42162   SH                      SOLE               42162       0     0
SHAW GROUP INC               COM         820280105   2523    57838   SH                      DEFINED     1          0   57838     0
STERLING FINL CORP WASH      COM NEW     859319303    381    17088   SH                      SOLE               17088       0     0
STERLING FINL CORP WASH      COM NEW     859319303    176     7912   SH                      DEFINED     1          0    7912     0
TW TELECOM INC               COM         87311L104   4930   189116   SH                      SOLE              189116       0     0
TW TELECOM INC               COM         87311L104   5586   214284   SH                      DEFINED     1          0  214284     0
UNISYS CORP                  COM NEW     909214306    933    44836   SH                      SOLE               44836       0     0
UNISYS CORP                  COM NEW     909214306   1111    53364   SH                      DEFINED     1          0   53364     0
UNWIRED PLANET INC NEW       COM         91531F103   2899  1509763   SH                      SOLE             1509763       0     0
UNWIRED PLANET INC NEW       COM         91531F103   3203  1668188   SH                      DEFINED     1          0 1668188     0
WALGREEN CO                  COM         931422109   8436   231491   SH                      SOLE              231491       0     0
WALGREEN CO                  COM         931422109   9420   258509   SH                      DEFINED     1          0  258509     0
WEST COAST BANCORP ORE NEW   COM NEW     952145209   1278    56753   SH                      SOLE               56753       0     0
WEST COAST BANCORP ORE NEW   COM NEW     952145209   1998    88730   SH                      DEFINED     1          0   88730     0